Revenues by Geographic Region (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information
Revenue by geographic region	100.00%		100.00%		100.00%
Other countries
Segment Reporting Information
Revenue by geographic region		[1]		[1]		[1]
Other countries | Maximum
Segment Reporting Information
Revenue by geographic region	1.00%		1.00%		1.00%

[1]	Less than 1% of revenue